SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (4,662)	$ (36,266)	$ (854)	$ (6,636)	$ (7,072)
Tax at Hong Kong statutory tax rate of 16.5%	(769)	(5,984)		(1,095)	(1,167)
Effect of tax-exempt for the Company and its subsidiaries incorporated in Cayman Islands and British Virgin Islands	404	3,143		35	33
Adjustments in respect of current tax of previous years				(149)
Tax effect of Hong Kong concessionary tax rate				(12)	(165)
Tax effect of temporary difference					(13)
Change in valuation allowance	748	5,822
Tax effect of non-taxable income	(6)	(44)		(98)	(39)
Tax effect of deductible expense	1	6		206	293
Others	19	144
Total	$ 397	$ 3,087		$ (1,113)	$ (1,058)